Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Millions	Total	Tongon [Member]	Loulo-Gounkoto [Member]	Issued capital [member]	Retained earnings [member]	Accumulated other comprehensive (loss) income		Other		Equity attributable to owners of parent [member]	Non-controlling interests [member]	Non-controlling interests [member] Tongon [Member]	Non-controlling interests [member] Loulo-Gounkoto [Member]
Beginning balance, shares at Dec. 31, 2023				1,755,570
Beginning balance at Dec. 31, 2023	$ 32,002			$ 28,117	$ (6,713)	$ 24	[1]	$ 1,913	[2]	$ 23,341	$ 8,661
Income (loss) from continuing operations after tax	3,088	$ (4)	$ (174)	0	2,144	0	[1]	0		2,144	944
Total other comprehensive loss	9	0	0	0	0	9	[1]	0		9	0
Comprehensive income	3,097	(4)	(174)	$ 0	2,144	9	[1]	0		2,153	944
Changes in equity [abstract]
Dividend reinvestment plan, shares				205
Increase (decrease) through share repurchase program, shares				28,675
Total transactions with owners, shares				(28,470)
Dividends recognised as distributions to owners	(696)			$ 0	(696)	0	[1]	0		(696)	0
Increase through other contributions by owners, equity	146			0	0	0	[1]	0		0	146
Decrease through other distributions to owners, equity	785			0	0	0	[1]	0		0	785
Dividends reinvested by owners	0			4	(4)	0	[1]	0		0	0
Increase (decrease) through treasury share transactions, equity	508			460				48		508
Increase (decrease) through transactions with owners, equity	$ (1,843)			$ (456)	(700)	0	[1]	(48)		(1,204)	(639)
Ending balance, shares at Dec. 31, 2024	1,727,100			1,727,100
Ending balance at Dec. 31, 2024	$ 33,256			$ 27,661	(5,269)	33	[1]	1,865	[2]	24,290	8,966
Income (loss) from continuing operations after tax	7,154	(44)	(209)	0	4,993	0	[1]	0		4,993	2,161
Total other comprehensive loss	(306)	0	0	0	0	(306)	[1]	0		(306)	0
Comprehensive income	$ 6,848	$ (44)	$ (209)	$ 0	4,993	(306)	[1]	0		4,687	2,161
Changes in equity [abstract]
Dividend reinvestment plan, shares				163
Increase (decrease) through share repurchase program, shares	(51,900)			(51,903)
Total transactions with owners, shares				(51,740)
Dividends recognised as distributions to owners	$ (890)			$ 0	(890)	0	[1]	0		(890)	0
Increase (decrease) through disposal of subsidiary, equity	(19)			0	0	0		0		0		$ (19)
Increase (decrease) through other changes, equity	(686)			0	0	0		0		0			$ (686)
Non-controlling interest in acquiree recognised at acquisition date	404										404
Increase through other contributions by owners, equity	362			0	0	0	[1]	0		0	362
Decrease through other distributions to owners, equity	1,829			0	0	0	[1]	0		0	1,829
Dividends reinvested by owners	0			4	(4)	0	[1]	0		0	0
Increase (decrease) through treasury share transactions, equity	1,530			831	0	0	[1]	699	[2]	1,530	0
Increase (decrease) through transactions with owners, equity	(4,188)			$ (827)	(894)	0	[1]	(699)	[2]	(2,420)	(1,768)
Ending balance, shares at Dec. 31, 2025				1,675,360
Ending balance at Dec. 31, 2025	$ 35,916			$ 26,834	$ (1,170)	$ (273)	[1]	$ 1,166	[2]	$ 26,557	$ 9,359

[1]	[1] Includes cumulative translation adjustments as at December 31, 2025: $95 million loss (December 31, 2024: $95 million loss).
[2]	[2] Includes additional paid-in capital as at December 31, 2025: $1,128 million (December 31, 2024: $1,827 million).